Financial Instruments	12 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
32.	FINANCIAL INSTRUMENTS

a)	Significant accounting policies

Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which revenues and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 2 to the consolidated financial statements.

b)	Financial risk exposures and management

The main risks the Company is exposed to through its financial instruments are credit risk, foreign currency risk, interest rate risk, and liquidity risk.

c)	Credit risk exposures

Credit risk represents the loss that would be recognized if the counterparties default on their contractual obligations resulting in financial loss to the Company. The Company has adopted the policy of only dealing with creditworthy counterparties and obtaining sufficient collateral or other security where appropriate, as a means of mitigating the risk of financial loss from defaults.

Cash at bank is held with high credit quality financial institutions.

d)	Interest rate risk

The Group is exposed to movements in market interest rates on cash. The policy is to monitor the interest rate yield curve out to 120 days to ensure a balance is maintained between the liquidity of cash assets and the interest rate of return. The entire balance of cash for the Group of $102,476,578 (30 June 2025: $7,297,328) is subject to interest rate risk.

The balance of cash held on deposit against the offtake prepayment of $15,359,960 (30 June 2025: $15,470,178) is subject to interest rate risk. At 30 June 2026, if interest rates at that date had been 10 basis points higher with all other variables held constant, post-tax profit for the year would have been $14,959 (30 June 2025: $14,959) higher, arising mainly as a result of higher interest revenue from its cash balances at bank. If interest rates had been 10 basis points lower, with all other variables held constant, post-tax profit would have been $14,959 (30 June 2025: $14,959) lower.

e)	Liquidity risk

The Company manages liquidity risk by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. Surplus funds are generally only invested in short term bank deposits.

Contractual maturities of financial liabilities

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cashflows $	Carrying amount of liabilities $
Financial Liabilities
Trade & other payables	2026	19,210,789	-	-	-	-	19,210,789	19,210,789
Funding from related party	2026	6,475,084	-	-	-	-	6,475,084	6,475,084
Trade & other payables	2025	17,971,783	-	-	-	-	17,971,783	17,971,783
Funding from related party	2025	5,854,852	-	-	-	-	5,854,852	5,854,852
Total	2026	25,685,873	-	-	-	-	25,685,873	25,685,873
	2025	23,826,635	-	-	-	-	23,826,635	23,826,635

f)	Net fair value

In accordance with the accounting policies disclosed in Note 2 of the consolidated financial statement, the Group measures and recognizes the following assets and liabilities at fair value on a recurring basis after initial recognition:

▪	Financial assets at fair value through the profit or loss and other comprehensive income

IFRS 13 Fair Value Measurement requires the disclosure of fair value information by level of the fair value hierarchy, which categorizes fair value measurements into one of three possible levels based on the lowest level input that is significant to the measurement can be categorized into as follows:

▪	Level 1 – Measurements based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

▪	Level 2 – Measurement based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly

▪	Level 3 – Measurements based on unobservable inputs for the asset or liability.

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2026:

	Level 1		Level 3	Total
	$	Level 2	$	$
Financial liabilities
Warrants liability	27,348,967	-	67,718,045	95,067,012
Total liabilities recognized at fair value	27,348,967	-	67,718,045	95,067,012

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2025:

	Level 1		Level 3	Total
	$	Level 2	$	$
Financial assets
Investment in equity-accounted joint venture	-	-	107,856,418	107,856,418
Total assets recognised at fair value	-	-	107,856,418	107,856,418

Financial liabilities
Warrants liability	3,529,803	-	37,389,320	40,919,123
Total liabilities recognised at fair value	3,529,803	-	37,389,320	40,919,123

Information about the significant unobservable inputs used in the level 3 fair value measurement are set out in Note 21.

Reconciliation of fair value measurement of warrants liability (level 3):

Warrants liability

$
Opening balance 1 July 2024	35,523,651
Additions	3,104,593
Exercise	(448,320)
Gains/losses recognized in profit or loss	(7,179,204)
Release of amortization allowance	6,388,600
Closing balance 30 June 2025	37,389,320
Additions	34,995,000
Exercise/settlement	(101,564,420)
Gains/losses recognized in profit or loss	93,700,934
Release of amortization allowance	3,197,211
Closing balance 30 June 2026	67,718,045

The fair value of the warrant liability is sensitive to changes in the key assumptions used in the valuation, particularly expected share price volatility. All other assumptions being equal, an increase in expected volatility would generally result in an increase in the fair value of the warrant liability, with a corresponding loss recognised in profit or loss. Conversely, a decrease in expected volatility would generally result in a decrease in the fair value of the warrant liability, with a corresponding gain recognised in profit or loss.

The valuation may also be sensitive to changes in other key inputs, including the Company’s share price, expected term and risk-free interest rate. Changes in these assumptions could result in a materially different fair value of the warrant liability.

Details of the valuation techniques and significant unobservable inputs used in measuring the warrant liability at fair value, including quantitative information about those inputs, are disclosed in Note 21.

g)	Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk arising from commercial transactions. The Group converted assets and liabilities into the functional currency where balances were denominated in a currency other than the US dollar.

At 30 June 2026, the Company had an Australian denominated funding arrangement with European Lithium Ltd (note 19). At 30 June 2026, if the Australian dollar had strengthened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $515,557 (30 June 2025: $532,259) higher, arising mainly from foreign exchange losses/gains taken to the profit and loss account on translation. If the Australian dollar had weakened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $630,125 (30 June 2025: $650,539) higher, arising mainly from foreign exchange losses/gains taken to the profit and loss account on translation.

At 30 June 2026, the Company incurred EURO denominated expenses in ECM Lithium AT GmbH. At 30 June 2026, if the EURO had strengthened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $44,168 higher, arising mainly from foreign exchange losses/gain taken to the profit and loss account on profit and loss figures. If the EURO had weakened by 10% against the US Dollar with all other variables held constant, post-tax for the year would have been $53,983 higher, arising mainly from foreign exchange losses/gain taken to the profit and loss account on profit and loss figures.

At 30 June 2026, the Company incurred DKK denominated expenses in Tanbreez Mining Greenland A/S. At 30 June 2026, if the DKK had strengthened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $1,024,847 lower, arising mainly from foreign exchange losses/gain taken to the profit and loss account on profit and loss figures. If the DKK had weakened by 10% against the US Dollar with all other variables held constant, post-tax for the year would have been $1,252,590 lower, arising mainly from foreign exchange losses/gain taken to the profit and loss account on profit and loss figures.

h)	Overview of financial instruments

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2026:

		Fair value
	At amortized cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	1,206,085	-	-
Total current assets	1,206,085	-	-

Restricted cash	15,359,960	-	-
Total non-current assets	15,359,960	-	-

Total assets	16,566,045	-	-

Financial liabilities
Trade and other payables	19,210,789	-	-
Funding from related party	5,671,129	-	-
Warrants liability	95,067,012	-	-
Total current liabilities	119,948,930	-	-

Funding from related party	803,955	-	-
Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,803,955	-	-

Total liabilities	135,752,885	-	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2025:

		Fair value
	At amortized cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	47,894	-	-
Total current assets	47,894	-	-

Restricted cash	15,470,178	-	-
Total non-current assets	15,470,178	-	-

Total assets	15,518,072	-	-

Financial liabilities
Trade and other payables	17,971,783	-	-
Funding from related party	5,854,852	-	-
Warrants liability	40,919,123	-	-
Total current liabilities	64,745,758	-	-

Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,000,000	-	-

Total liabilities	79,745,758	-	-

i)	Capital management

The Company manages its contributed equity as capital, with the objective of maintaining sufficient funding to support its exploration activities and continue as a going concern. The Company manages its capital requirements through equity raisings, warrant exercises and, where available, related-party support.

Details of the Group’s contributed equity and movements during the year are set out in Note 24 and the Statement of Changes in Equity.

The Company is not subject to any externally imposed capital requirements.